Accrued liabilities and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued liabilities and other current liabilities
Revenue sharing fees and content costs	$ 106,770	$ 129,717
Salaries and welfare	85,361	99,725
Marketing and promotion expenses	58,600	58,854
Value added taxes and other taxes payable	160,257	137,142
Bandwidth costs	20,171	19,746
Consideration received related to disposal of YY Live (Note 3(a))	1,861,299	1,862,750
Others	67,544	37,904
Total	$ 2,360,002	$ 2,345,838